Current Liabilities (Details) - Schedule of current liabilities - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of current liabilities [Abstract]
Trade and other payables	€ 1,777	€ 2
Related party loan		14
Accruals	349
Derivative financial instruments – warrants (note 14)	52,932
Current liabilities	€ 55,058	€ 16